Statements of Operations - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
Operating expenses
General and administrative expenses	$ 1,776,000	$ 1,764,000	$ 4,880,000	$ 4,978,000
Loss from Operations	(53,065,000)	(23,685,000)	(105,877,000)	(66,920,000)
NET INCOME/(LOSS)	42,735,000	25,121,000	137,046,000	56,671,000
CIK 0001816261 Executive Network Partnering Corp
Operating expenses
General and administrative expenses	204,115	308,210	8,719,899	849,209
Administrative fee - related party	60,000	60,000	180,000	180,000
Franchise tax expense	50,411	50,411	125,360	149,589
Loss from Operations	(314,526)	(418,621)	(9,025,259)	(1,178,798)
Change in fair value of derivative warrant liabilities	(211,605)	1,482,770	(2,635,765)	2,421,945
Income from investments held in Trust Account	1,775,512	1,134	2,276,405	30,970
Income (loss) before income tax expense	1,249,381	1,065,283	(9,384,619)	1,274,117
Income tax expense	362,272		407,567
NET INCOME/(LOSS)	$ 887,109	$ 1,074,586	$ (9,792,186)	$ 1,274,117
Diluted net (loss) income per share				$ 0.03
CIK 0001816261 Executive Network Partnering Corp | Common Class A
Operating expenses
Weighted average shares outstanding, basic	42,014,000	42,014,000	42,014,000	42,014,000
Weighted average shares outstanding, diluted	42,014,000	42,014,000	42,014,000	42,014,000
Basic net (loss) income per share	$ 0.02	$ 0.02	$ (0.23)	$ 0.03
Diluted net (loss) income per share	$ 0.02	$ 0.02	$ (0.23)	$ 0.03
CIK 0001816261 Executive Network Partnering Corp | Common Class B
Operating expenses
Weighted average shares outstanding, basic	300,000	300,000	300,000	300,000
Weighted average shares outstanding, diluted	300,000	300,000	300,000	300,000
Basic net (loss) income per share	$ 0.02	$ 0.02	$ (0.23)	$ 0.03
Diluted net (loss) income per share	$ 0.02	$ 0.02	$ (0.23)	$ 0.03
CIK 0001816261 Executive Network Partnering Corp | Common Class F
Operating expenses
Weighted average shares outstanding, basic	828,000	828,000	828,000	828,000
Weighted average shares outstanding, diluted	828,000	828,000	828,000	828,000
Basic net (loss) income per share	$ 0.02	$ 0.02	$ (0.23)	$ 0.03
Diluted net (loss) income per share	$ 0.02	$ 0.02	$ (0.23)	$ 0.03